EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2007-A SERIES
Monthly Servicer's Statement
for the month ended October 31, 2007

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	55.56%
From	01-Oct-07	15-Oct-07	15-Nov-07	Floating Allocation Percentage at Month-End	69.99%
To	30-Oct-07	15-Nov-07
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2007-A balances were:		Payment Date	Period	Period
		5/17/2010	11/1/2009	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	133,144,476.00
Incremental Overcollateralization Amount	0.00
Series Nominal Liquidation Amount	$1,133,144,476.00

Required Participation Amount	1,198,144,476.00		Accumulation Account
Excess Receivables	510,662,515.70		Beginning	$0.00

Total Collateral	$1,708,806,991.70		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	170.88%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	5.091250%
Beginning Gross Principal Pool Balance	$3,237,891,392.73		Applicable Margin	0.000000%
Total Principal Collections	(1,632,036,772.71)			5.091250%
Investment in New Receivables	1,798,266,493.19
Receivables Added for Additional Accounts	-			Actual	Per $1000
Repurchases	-		Interest	$4,384,131.94	$4.61
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$4.61
Less Net CMA Offset	(323,605,605.91)
Less Servicing Adjustment	(4,662,922.10)		Total Due Investors	$4,384,131.94	5.091250%
Ending Balance	$3,075,852,585.20		Servicing Fee	944,287.06
			Excess Cash Flow	$1,610,053.68
SAP for Next Period	55.56%

Average Receivable Balance	$2,975,988,156.52
Monthly Payment Rate	54.84%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$17,843,765.96
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$17,843,765.96